Cover	Mar. 21, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 21, 2025
Entity File Number	000-25668
Entity Registrant Name	Global Technologies, LTD
Entity Central Index Key	0000932021
Entity Tax Identification Number	86-0970492
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	806 Green Valley Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Greensboro
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27408
City Area Code	973
Local Phone Number	233-5151
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GTLL
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	8 Campus Drive
Entity Address, Address Line Two	Suite 105
Entity Address, Address Line Three	Parsippany
Entity Address, City or Town	NJ
Entity Address, Postal Zip Code	07054